DERIVATIVE LIABILITIES	12 Months Ended
Aug. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Derivative Liabilities	DERIVATIVE LIABILITIES
i.Warrants
On November 12, 2020, the Company closed an underwritten public offering of units of the Company (the “Units”) for total gross proceeds of $69,143 (the “Offering”). The Company sold 37,375,000 Units at a price of $1.85 per Unit, including 4,875,000 Units sold pursuant to the full exercise of the over-allotment option granted to the underwriters. The offering was underwritten by a syndicate of underwriters led by Canaccord Genuity Corp. Each Unit consisted of one Common Share of the Company and one half of one Common Share purchase warrant of the Company (each full common share purchase warrant, a “Warrant”), therefore resulting in 18,687,500 Warrants being issued. Each Warrant is exercisable to acquire one Common Share of the Company (a “Warrant Share”) for a period of three years following the closing date of the Offering (i.e. until November 12, 2023) at an exercise price of $2.50 per Warrant Share, subject to adjustment in certain events. The holders of the Warrants issued pursuant to the Offering may elect, if the Company does not have an effective registration statement under the U.S. Securities Act, or the prospectus contained therein is not available for the offer and sale of the Common Shares to the Warrant holder, in lieu of exercising the Warrants for cash, a cashless exercise option to receive Common Shares equal to the fair value of the gain implied by the Warrants at the time of exercise. The fair value is determined by multiplying the number of Warrants to be exercised by the weighted average market price less the exercise price with the difference being divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.

In accordance with IAS 32 Financial Instruments: Presentation, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the statement of operations and comprehensive loss at each reporting period. The derivative liabilities are expected to ultimately be converted into the Company’s equity (Common Shares) when the Warrants are exercised or will be extinguished on the expiry of the outstanding Warrants and will not result in the outlay of any cash by the Company.

At initial recognition on November 12, 2020, the Company recorded derivative liabilities of $12,894 based on the estimated fair value of the Warrants at that date using the Black-Scholes option pricing model. Issue costs were $4,305, of which $803 were allocated to the derivative liabilities based on a pro-rata allocation and expensed in the consolidated statement of operations and comprehensive loss and the balance of $3,502 was allocated to the Common Shares and recorded in share capital.
There were no exercises of Warrants during the year ended August 31, 2022 (August 31, 2021 - 1,743,850 warrants). During the year ended August 31, 2022, the Company revalued the remaining derivative liabilities and recorded a decrease in the estimated fair value of $30,881 (August 31, 2021 - an increase of $29,257).
The Company’s derivative liabilities included the following balances and changes in the carrying value of Warrants as of August 31, 2022:

	NUMBER OF WARRANTS	AMOUNT
Balance - August 31, 2021	16,943,650	$35,019
Revaluation of Warrants	—	(30,881)
Balance - August 31, 2022	16,943,650	$4,138

The following inputs were used to estimate the fair value of the Warrants at August 31, 2022 and August 31, 2021:

	AUGUST 31, 2022	AUGUST 31, 2021
Risk free interest rate	3.64%	0.45%
Life of Warrants (years)	1.20	2.20
Market price of Common Shares	$1.42	$3.38
Expected future volatility of Common Shares	77.30%	100.00%
Fair value per warrant	$0.24	$2.07

As at August 31, 2022, if the volatility increased by 10%, then the change in estimated fair value of the Warrants and net loss would increase by $1,042, or if it decreased by 10%, the change in estimated fair value of the Warrants and net loss would decrease by $1,015.
ii.    Top-up Rights
On March 10, 2021, through the strategic investment from a wholly-owned subsidiary of British American Tobacco P.L.C. (together "BAT"), the Company issued 58,336,392 Common Shares, resulting in BAT's beneficial ownership in the Company of approximately 19.9%.

Pursuant to the Investor Rights Agreement (the "IRA") between the Company and BAT, the Company granted BAT certain rights, including pre-emptive rights, to participate in distributions of Common Shares to maintain its proportionate ownership in certain circumstances, as well as other rights ("Top-up Rights") to subscribe for additional Common Shares in specified circumstances where the pre-emptive rights are not applicable (referred to in the IRA as "Exempt Distributions") and in specified circumstances where pre-emptive rights were not exercised (referred to in the IRA as “bought deal Distributions”).

The price per Common Share to be paid by BAT pursuant to the exercise of its Top-up Rights will equal the price paid by other participants in the Exempt Distribution or bought deal Distribution, subject to certain restrictions (including, if such price is not permitted pursuant to Securities Laws, at the lowest price permitted thereunder).
The Company has classified the Top-up Rights as a derivative liability, and pursuant to the exercise of stock options, restricted share units, performance share units and warrants that were outstanding at initial recognition on March 10, 2021 (the date of the IRA), the Company recorded a derivative liability of $2,740 based on the estimated fair value of the Top-up Rights at this date using a Monte Carlo pricing model.
As at August 31, 2022, the Company revalued the Top-up Rights at an estimated fair value of $735 (August 31, 2021 – $2,508). The Company recorded a decrease in the estimated fair value change of the Top-up Rights for the year ended August 31, 2022 of $1,769 (August 31, 2021 - $232).

	NUMBER OF TOP-UP RIGHTS	AMOUNT
Balance - August 31, 2021	6,558,539	$2,508
Granted	3,979,098	—
Exercised	(2,659,716)	(4)
Cancelled / Forfeited	(287,822)	—
Revaluation of Top-up Rights	—	(1,769)
Balance - August 31, 2022	7,590,099	$735

The following inputs were used to estimate the fair value of the Top-up Rights at August 31, 2022, and August 31, 2021:

	August 31, 2022
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$0.60 - $9.53	$2.50	$—	$—
Risk free interest rate	3.15% - 3.71%	3.75%	3.16%	3.13%
Expected future volatility of Common Shares	70.00% - 95.00%	70.00%	90.00%	85.00%
Expected life(1)	1.34 - 5.12	1.20	4.91	5.47
Forfeiture rate	10%	—%	25%	6%

	AUGUST 31, 2021
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price(1)	$0.59 - $9.64	$2.50	$—	$—
Risk free interest rate	0.40% - 0.76%	0.46%	0.92%	0.88%
Expected future volatility of Common Shares	90.00% - 110.00%	105.00%	85.00%	90.00%
Expected life(1)	1.85 - 4.16	2.20	5.61	5.18
Forfeiture rate	10%	—%	25%	—%

(1)Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 14(iv).